UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	August 14, 2002

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  667220

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM   002824100    20,576   546,500   SH   NA  SOLE  NA  SOLE
Agilent               COM   00846U101    14,121   597,069   SH   NA  SOLE  NA  SOLE
American Express      COM   025816109    19,977   550,020   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM   053015103    19,236   441,700   SH   NA  SOLE  NA  SOLE
Baxter International  COM   071813109     6,521   146,700   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM   084670207    31,649    14,167   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM   084670108       334         5   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM   191216100    37,170   663,750   SH   NA  SOLE  NA  SOLE
Costco Cos. Inc Com   COM   22160Q102    26,184   678,000   SH   NA  SOLE  NA  SOLE
Dell Computers        COM   247025109    25,766   985,700   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM   364730101    31,096   409,700   SH   NA  SOLE  NA  SOLE
Gillette              COM   375766102    36,105 1,066,000   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM   38141G104    24,521   334,300   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM   427866108    35,906   574,500   SH   NA  SOLE  NA  SOLE
Jefferson-pilot       COM   475070108    13,790   293,400   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM   478160104    26,258   502,440   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM   580135101    32,194 1,131,600   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM   589331107    25,900   511,460   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM   617446448    19,778   459,100   SH   NA  SOLE  NA  SOLE
N.Y. Times Co.        COM   650111107    17,639   342,500   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM   654106103    34,422   641,600   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM   681919106    11,194   244,400   SH   NA  SOLE  NA  SOLE
Oracle                COM   68389X105    13,312 1,405,700   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM   713448108    37,880   785,900   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM   717081103    17,475   499,300   SH   NA  SOLE  NA  SOLE
Sysco Corp.           COM   871829107    13,969   513,200   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM   931142103    28,028   509,500   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM   982526105    46,219   835,040   SH   NA  SOLE  NA  SOLE
